Risk management - Spain Foreclosed properties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Assets foreclosed
Loans and advances to customers	€ 942,218	€ 882,921		€ 848,915
Investments accounted for using equity method	8,772	7,588	[1]	6,184	€ 6,150	€ 4,836
Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	4,190
Changes in property loans
Gross additions	700	800		1,400
Disposals	(2,700)	(1,800)		(1,900)
Difference	(2,000)	€ (1,000)		€ (500)
Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	8,226
Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(4,036)
Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(2,812)
Construction and property development | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	3,399
Construction and property development | Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	7,044
Construction and property development | Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(3,645)
Construction and property development | Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(2,570)
Completed buildings | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	1,433
Completed buildings | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	409
Completed buildings | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	1,024
Completed buildings | Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	2,306
Completed buildings | Gross carrying amount | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	575
Completed buildings | Gross carrying amount | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	1,731
Completed buildings | Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(873)
Completed buildings | Accumulated impairment | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(166)
Completed buildings | Accumulated impairment | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	(707)
Completed buildings | Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(616)
Completed buildings | Impairment losses since time of foreclosure | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(108)
Completed buildings | Impairment losses since time of foreclosure | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	(508)
Buildings and other constructions under construction | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	129
Buildings and other constructions under construction | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	129
Buildings and other constructions under construction | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	219
Buildings and other constructions under construction | Gross carrying amount | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	219
Buildings and other constructions under construction | Gross carrying amount | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	0
Buildings and other constructions under construction | Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(90)
Buildings and other constructions under construction | Accumulated impairment | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(90)
Buildings and other constructions under construction | Accumulated impairment | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	0
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(47)
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed Properties | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(47)
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed Properties | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	0
Land | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	1,837
Land | Foreclosed Properties | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	769
Land | Foreclosed Properties | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	1,068
Land | Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	4,519
Land | Gross carrying amount | Foreclosed Properties | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	1,991
Land | Gross carrying amount | Foreclosed Properties | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	2,528
Land | Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(2,682)
Land | Accumulated impairment | Foreclosed Properties | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	(1,222)
Land | Accumulated impairment | Foreclosed Properties | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	(1,460)
Land | Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(1,907)
Land | Impairment losses since time of foreclosure | Foreclosed Properties | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	(934)
Land | Impairment losses since time of foreclosure | Foreclosed Properties | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	(973)
Home purchase loans | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	627
Home purchase loans | Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	932
Home purchase loans | Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(305)
Home purchase loans | Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(191)
Other loans | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	164
Other loans | Gross carrying amount | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	250
Other loans | Accumulated impairment | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(86)
Other loans | Impairment losses since time of foreclosure | Foreclosed Properties | SPAIN
Assets foreclosed
Loans and advances to customers	(51)
Project Quasar Investments 2017, S.L. | Foreclosed Properties | SPAIN
Assets foreclosed
Investments accounted for using equity method	1,415
Project Quasar Investments 2017, S.L. | Foreclosed Equity Instruments | SPAIN
Assets foreclosed
Investments accounted for using equity method	€ 69

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).